Long-term Debt (Details Textual) (USD $)	1 Months Ended		3 Months Ended	9 Months Ended		12 Months Ended		150 Months Ended	159 Months Ended	1 Months Ended	2 Months Ended	1 Months Ended
	Aug. 06, 2013	Jul. 23, 2013	Sep. 30, 2014	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Sep. 30, 2014	Apr. 24, 2014	Jun. 13, 2014	Nov. 14, 2014	Mar. 31, 2007	Aug. 31, 2009	Oct. 31, 2010	Dec. 31, 2010	Mar. 31, 2012	Dec. 13, 2013	Apr. 30, 2012	May 31, 2012	Jun. 30, 2012	Mar. 22, 2013	Jan. 11, 2013	Jan. 03, 2013
Debt Instrument [Line Items]
Debt Instrument, Convertible, Conversion Price						$ 1.10		$ 1.10														$ 0.50		$ 0.50
Duration of Lease						36 months
Debt Conversion, Converted Instrument, Shares Issued		200,000
Warrants Issued to Purchase of Common Stock, Shares	1,000,000	150,000		1,415,000		4,997,400
Percentage Of Warrants For Each Share Of Common Stock Issued						75.00%
Induced Conversion of Convertible Debt Expense			$ 0	$ 0	$ 0	$ 724,623	$ 0	$ 724,623	$ 724,623
Debt Instrument, Debt Default, Amount	20,000
Shares Issued, Price Per Share		$ 0.50
Due to Affiliate																							100,000
BioPharma d'Azur, Inc [Member]
Debt Instrument [Line Items]
Duration of Debt Instrument										3 months
Long-term Debt, Gross (in dollars)										100,000
Debt Instrument, Interest Rate, Stated Percentage										6.00%
Debt Instrument, Periodic Payment											100,000
Debt Instrument, Maturity Date											Jun. 13, 2014
Debt Instrument, Face Amount			0	0					0
Subsequent Event [Member]
Debt Instrument [Line Items]
Debt Conversion, Converted Instrument, Shares Issued												93,828
Warrants Issued to Purchase of Common Stock, Shares												375,312
Notes Payable to West Virginia Development Office [Member]
Debt Instrument [Line Items]
Duration of Debt Instrument													8 years
Long-term Debt, Gross (in dollars)													685,000
Debt Instrument, Interest Rate, Stated Percentage													3.00%
Number of Debt Instrument Periodic Payments													96 months
Debt Instrument, Periodic Payment													8,035
Debt Instrument, Maturity Date													Apr. 30, 2015
Debt Instrument, Collateral													The note is secured by equipment
Pledged Assets, Not Separately Reported, Other													1,057,167
Notes Payable to West Virginia Economic Development Authority, Series 1 [Member]
Debt Instrument [Line Items]
Duration of Debt Instrument														10 years
Long-term Debt, Gross (in dollars)														242,631
Debt Instrument, Interest Rate, Stated Percentage														4.00%
Number of Debt Instrument Periodic Payments														120 months
Debt Instrument, Periodic Payment														2,457
Debt Instrument, Maturity Date														Aug. 31, 2019
Debt Instrument, Collateral														The note is secured by 50% of equipment
Pledged Assets, Not Separately Reported, Other														569,812
Note Payable to West Virginia Infrastructure and Jobs Development Council, Series 1 [Member]
Debt Instrument [Line Items]
Duration of Debt Instrument														10 years
Long-term Debt, Gross (in dollars)														242,630
Debt Instrument, Interest Rate, Stated Percentage														3.25%
Number of Debt Instrument Periodic Payments														120 months
Debt Instrument, Periodic Payment														2,371
Debt Instrument, Maturity Date														Aug. 31, 2019
Debt Instrument, Collateral														The note is secured by 50% of equipment
Pledged Assets, Not Separately Reported, Other														569,812
Note Payable to West Virginia Economic Development Authority, Series 2 [Member]
Debt Instrument [Line Items]
Duration of Debt Instrument															10 years
Long-term Debt, Gross (in dollars)															900,000
Debt Instrument, Interest Rate, Stated Percentage															3.26%
Number of Debt Instrument Periodic Payments															120 months
Debt Instrument, Periodic Payment															8,802
Debt Instrument, Maturity Date															Oct. 31, 2020
Debt Instrument, Collateral															The note is secured by equipment
Pledged Assets, Not Separately Reported, Other															997,248
Note Payable to West Virginia Infrastructure and Jobs Development Council, Series 2 [Member]
Debt Instrument [Line Items]
Duration of Debt Instrument																10 years
Long-term Debt, Gross (in dollars)																900,000
Debt Instrument, Interest Rate, Stated Percentage																3.25%
Number of Debt Instrument Periodic Payments																120 months
Debt Instrument, Periodic Payment																8,781
Debt Instrument, Maturity Date																Dec. 31, 2020
Debt Instrument, Collateral																The note is secured by equipment
Pledged Assets, Not Separately Reported, Other																1,098,249
Convertible Promissory Note Payable to West Virginia Jobs Investment Trust Board, Series 1 [Member]
Debt Instrument [Line Items]
Duration of Debt Instrument																	18 months
Long-term Debt, Gross (in dollars)																	290,000
Debt Instrument, Interest Rate, Stated Percentage																	6.00%
Debt Instrument, Periodic Payment																	190,000
Debt Instrument, Maturity Date																	Sep. 30, 2013
Debt Instrument, Payment Terms																	monthly interest-only payments starting April 2012 through August 2013, then final interest and principal payments due September 2013
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																	72,500
Debt Instrument, Convertible, Conversion Price																	$ 2.00
Convertible Promissory Note Payable to West Virginia Jobs Investment Trust Board, Series 1 [Member] | Due on March 15, 2014 [Member]
Debt Instrument [Line Items]
Debt Instrument, Periodic Payment																		100,000
Convertible Promissory Note Payable to West Virginia Jobs Investment Trust Board, Series 1 [Member] | Due on June 15, 2014 [Member]
Debt Instrument [Line Items]
Debt Instrument, Periodic Payment																		190,000
Convertible Promissory Note Payable to West Virginia Jobs Investment Trust Board, Series 2 [Member]
Debt Instrument [Line Items]
Duration of Debt Instrument																			3 months
Long-term Debt, Gross (in dollars)																			400,000
Debt Instrument, Interest Rate, Stated Percentage																			10.00%
Debt Instrument, Periodic Payment																			100,000
Debt Instrument, Periodic Payment, Principal																			100,000
Debt Instrument, Maturity Date																			Jun. 30, 2012
Debt Instrument, Payment Terms																			monthly interest-only payments starting May 2012 through June 2012, then final interest and principal payments due July 2012
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																			88,889
Debt Instrument, Convertible, Conversion Price																			$ 0.50
Debt Instrument, Face Amount																			300,000
Convertible Promissory Note Payable to West Virginia High Technology Consortium Foundation [Member]
Debt Instrument [Line Items]
Duration of Debt Instrument																				30 months
Long-term Debt, Gross (in dollars)																				200,000
Debt Instrument, Interest Rate, Stated Percentage																				8.00%
Number of Debt Instrument Periodic Payments																				25 months
Debt Instrument, Periodic Payment																				9,001
Debt Instrument, Maturity Date																				Nov. 30, 2014
Debt Instrument, Collateral																				The note is secured by 50% of equipment
Debt Instrument, Convertible, Conversion Price																				$ 0.50
Pledged Assets, Not Separately Reported, Other																				447,320
Note Payable to West Virginia Economic Development Authority, Series 3 [Member]
Debt Instrument [Line Items]
Duration of Debt Instrument																					10 years
Long-term Debt, Gross (in dollars)																					200,000
Debt Instrument, Interest Rate, Stated Percentage																					2.00%
Number of Debt Instrument Periodic Payments																					120 months
Debt Instrument, Periodic Payment																					1,840
Debt Instrument, Maturity Date																					Jun. 30, 2022
Debt Instrument, Collateral																					The note is secured by 50% of equipment
Pledged Assets, Not Separately Reported, Other																					447,320
Capital Leases [Member]
Debt Instrument [Line Items]
Duration of Lease				36 months
Lease Expiration Date				April 2014 through May 2017		March 2013 through May 2015
Capital Lease Obligation Collateral				secured by equipment with an aggregate cost of $834,593		secured by equipment with an aggregate cost of $560,195
Capital Leases [Member] | Maximum [Member]
Debt Instrument [Line Items]
Imputed Interest Rate			7.74%	7.74%		8.00%		8.00%	7.74%
Capital Leases [Member] | Minimum [Member]
Debt Instrument [Line Items]
Imputed Interest Rate			6.00%	6.00%		2.90%		2.90%	6.00%
Convertible Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage			10.00%	10.00%					10.00%
Debt Instrument, Face Amount			436,000	436,000					436,000
Debt Instrument, Convertible, Beneficial Conversion Feature				$ 436,000